Accounts receivable, net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts and notes receivable	¥ 61,728	$ 9,216	¥ 81,550
Less: allowance for doubtful accounts	(26,590)	(3,970)	(37,690)
Total accounts and notes receivable, net	¥ 35,138	$ 5,246	¥ 43,860